Additional Information Required by the Argentine Central Bank - Special Guarantees Accounts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Argentine Central Bank
Disclosure of restricted assets [line items]
Escrow Accounts	$ 289,395,552	$ 224,815,914
Naranja Digital Compañía Financiera S.A.U.
Disclosure of restricted assets [line items]
Escrow Accounts	101,338,483	11,518,882
Banco GGAL S.A.
Disclosure of restricted assets [line items]
Escrow Accounts	$ 119,865,239	$ 0